Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 22, 2020	Nov. 30, 2020	Aug. 31, 2020	Jul. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 22, 2017	Apr. 19, 2017
Shares issued price per share							$ 1.50	$ 1.50
Stock options granted					429,012	503,333
Aggregate purchase price					$ 2,402,668	$ 1,165,999
Separation Agreements [Member]
Shares issued price per share			$ 7.50
Stock options granted			33,334	16,667
Warrants to purchase common stock			16,667
Aggregate purchase price			$ 325,000
Agreement description			If the Company was unable to close a qualified financing, as defined in the agreement of at least $3,000,000 of equity or equity-linked securities by September 15, 2020 (as was extended up to October 28, 2020), a modified consideration would include 16,667 shares of unrestricted, fully vested common stock, a grant of stock options to purchase 33,334 shares of common stock at a price of $7.50 that will be fully vested and exercisable and $22,000 in cash.
Unrestricted, fully vested common stock shares			16,667
Share based compensation arrangement cash			$ 22,000
Cash and equity issuances			$ 286,000
Settlement and Release Agreement [Member]
Warrants to purchase common stock	325,000
Aggregate purchase price	$ 300,000
Warrant description					In consideration of such withdrawal and releases, the members of the Stockholder Group have received: (i) an aggregate of 300,000 shares of Company common stock and (ii) warrants to purchase an aggregate of 325,000 shares of common stock (see Note 9). Such warrants (x) will be exercisable on a cash only basis at a strike price of 125% of the public offering price per share in a Company qualified public offering of more than $10 million, (y) will be exercisable for a period of 36 months, beginning six months after the consummation of a qualified public offering and ending on the forty-second month anniversary of a Company qualified public offering.
Warrant strike price	125.00%
Settlement and Release Agreement [Member] | Maximum [Member]
Legal fees	$ 50,000
Series B Preferred Stock [Member] | Separation Agreements [Member]
Stock options granted			13,575
Series A Preferred Stock [Member]
Number of redeemed shares					730,000	70,000
Number of redeemed shares, value					$ 3,650,000	$ 350,000
2019 Notes [Member]
Monthly fee					75,000
2019 Notes [Member] | Series B Preferred Stock [Member]
Debt conversion of share value					$ 200,000
Debt conversion of shares					45,252
Former Secretary and Director [Member]
Number of shares issued					254,902
Directors [Member]
Shares issued price per share		$ 7.50
Stock options granted		33,334
Unrestricted, fully vested common stock shares		16,667
Share based compensation arrangement cash		$ 47,000
Legal fees		$ 25,000
Directors [Member] | Series A Preferred Stock [Member]
Number of redeemed shares					730,000	70,000
Shares issued price per share					$ 5.00	$ 5.00
Number of redeemed shares, value					$ 3,650,000	$ 350,000
Employee [Member]
Pre-purchase amount						$ 30,000
Employee [Member] | Thirteen Vouchers [Member]
Sale of voucher					390,000
Vouchers redeemed amount					390,000
Upeva, Inc [Member]
Monthly fee					10,000
Owed amount					$ 10,000